Non-Current Financial Assets	12 Months Ended
Dec. 31, 2020
Non-Current Financial Assets
Non-Current Financial Assets

Note 18 Non-Current Financial Assets

	December 31,
	2020	2019	2018
Cost at opening balance	1,939	341	341
Bank guarantees granted	—	1,888	—
Reimbursement security deposit	—	(290)	—
Acquisition through business combinations	286	—	—
Net book value	2,225	1,939	341

Non-current financial assets comprise of bank guarantees/deposits amounted to SEK 2,225, SEK 1,939 and SEK 341 as of December 31, 2020, 2019 and 2018, respectively.